Loans from related parties	12 Months Ended
Dec. 31, 2021
Loans from related parties
Loans from related parties

17Loans from related parties

	December 31,	December 31,
	2021	2020
	£ 000	£ 000
Current loans and borrowings
Loans from related parties	—	6,309

Loans from related parties represents a loan from Imagination Industries Ltd, a company wholly owned by Stephen Fitzpatrick. Movements in the year were as follows:

	2021	2020
	£ 000	£ 000
As at January 1	6,309	—
Amounts advanced	2,945	5,600
Interest charged	483	709
Amounts repaid	(737)	—
Conversion to equity	(9,000)	—
As at December 31	—	6,309

17Loans from related parties (continued)

The loan attracted an interest rate of 30% per annum (2020: 30%) and was repayable on demand.

During the year loans was issued to Microsoft Corporation and Rocket Internet SE. Movements in the year were as follows:

2021 £ 000
As at January 1	—
Amounts advanced	25,000
Interest charged	—
Amounts repaid	—
Conversion to equity	(25,000)
As at December 31	—

The loans and borrowings classified as financial instruments are disclosed in note 25 Financial instruments.

The Company’s exposure to market and liquidity risk; including maturity analysis, in respect of loans and borrowings is disclosed in note 26 Financial risk management and impairment of financial assets.